Fair value of financial instrument - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 108,011	$ 79,638
Investment securities	318,223	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Deposits
Personal	404,932	362,488
Business and government	759,870	696,353
Bank	44,012	41,990
Deposits	1,208,814	1,100,831
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Subordinated debentures	10,025	9,593
Level 3 [member]
Loans
Fair value	4,553	3,594
Deposits
Financial liabilities	2,347	1,548
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	23,543	22,742
Assets purchased under reverse repurchase agreements and securities borrowed	42,224	31,368
Loans
Retail	70,162	68,377
Wholesale	17,943	16,228
Financial assets, excluding other financial assets	88,105	84,605
Other assets	72,198	57,859
Fair value	226,070	196,574
Deposits
Personal	271,414	272,675
Business and government	406,045	418,185
Bank	22,638	16,943
Deposits	700,097	707,803
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	26,054
Other liabilities	77,801	55,495
Financial liabilities	803,010	789,352
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	70,073	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	10,956	11,524
Loans
Retail	451,266	433,900
Wholesale	235,873	188,455
Financial assets, excluding other financial assets	687,139	622,355
Other assets	886	624
Fair value	769,054	701,326
Deposits
Personal	108,982	71,365
Business and government	199,057	146,921
Bank	14,120	7,800
Deposits	322,159	226,086
Other liabilities	12,359	9,254
Subordinated debentures	9,668	9,601
Financial liabilities	344,186	244,941
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities		1,025
Loans
Fair value		1,025
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	70,073	65,798
Assets purchased under reverse repurchase agreements and securities borrowed	10,956	11,524
Loans
Retail	446,809	429,672
Wholesale	230,880	184,055
Financial assets, excluding other financial assets	677,689	613,727
Other assets	716	489
Fair value	759,434	691,538
Deposits
Personal	108,549	70,908
Business and government	198,265	146,334
Bank	14,120	7,792
Deposits	320,934	225,034
Other liabilities	1,554	1,256
Subordinated debentures	9,608	9,545
Financial liabilities	332,096	235,835
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	4,457	4,228
Wholesale	4,993	4,400
Financial assets, excluding other financial assets	9,450	8,628
Other assets	170	135
Fair value	9,620	8,763
Deposits
Personal	433	457
Business and government	792	587
Bank		8
Deposits	1,225	1,052
Other liabilities	10,805	7,998
Subordinated debentures	60	56
Financial liabilities	12,090	9,106
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	23,543	22,742
Investment securities	70,073	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	53,180	42,892
Loans
Retail	521,428	502,277
Wholesale	253,816	204,683
Financial assets, excluding other financial assets	775,244	706,960
Other assets	73,084	58,483
Fair value	995,124	897,900
Deposits
Personal	380,396	344,040
Business and government	605,102	565,106
Bank	36,758	24,743
Deposits	1,022,256	933,889
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	26,054
Other liabilities	90,160	64,749
Subordinated debentures	9,668	9,601
Financial liabilities	$ 1,147,196	$ 1,034,293